Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Components Of Debt

	December 31,
	2011		2010
	Face	Carrying Value	Face	Carrying Value
Five-Year Revolving Credit Line Due June 2016	$0.0	$0.0	$0.0	$0.0
4.6% Notes Due July 1, 2013	135.2	135.4	140.7	141.1
6.0% Notes Due October 1, 2015	250.0	249.8	250.0	249.7
8.95% Notes Due July 1, 2017	250.0	249.5	250.0	249.4
Other	1.2	1.2	1.3	1.3

Long-term Debt, Total	$636.4	$635.9	$642.0	$641.5

Maturities Of Long-Term Debt

	2012	2013	2014	2015	2016	Thereafter	Total
Long-term debt	$0.0	$135.4	$0.0	$249.8	$0.0	$250.7	$635.9